Stradley Ronon Stevens & Young, LLP
1250 Connecticut Ave, NW Suite 500
Washington, D.C. 20036
(202) 822-9611

AOConnor@stradley.com
202.419.8406

August 3, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	EGA Emerging Global Shares Trust (the “Trust”) File Nos. 333-155709; 811-22255 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 13 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on July 27, 2011 for effectiveness on July 29, 2011 (Accession No. 0000891092-11-0004784).

     Please direct any questions or comments relating to this certification to me at (202) 419-8406.

Very truly yours,

/s/ Aidan H. O’Connor

Aidan H. O’Connor

cc:	Robert C. Holderith
James J. Valenti
Michael D. Mabry